Shareholder Report, Average Annual Return (Details) IYFC_MassMutual Diversified Value Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 - without sales charge
Average Annual Return, Percent	11.38%	15.50%	10.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%	13.88%	10.72%